Pension and other post-retirement benefits (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2024 [Member]
Disclosure of fair value of plan [line items]
Contributions and fees payable	$ 2,174,000
Pension Plans [member]
Disclosure of fair value of plan [line items]
Weighted Average Length Of Time Of Defined Benefit Obligation	17 years 10 months 24 days	17 years 1 month 6 days
Pension Plans [member] | Increase of one year in the expected lifetime [member]
Disclosure of fair value of plan [line items]
Change in defined benefit obligations due to increase in actuarial assumption	$ 1,583,000
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Weighted Average Length Of Time Of Defined Benefit Obligation	11 years 4 months 24 days	11 years 3 months 18 days